Income Taxes - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Statutory federal income tax rate	34.00%
Increase in valuation allowance due to net operating loss		$ 1,400,000	$ 396,000
Unrecognized tax benefits		43,000	5,000
Domestic Tax Authority [Member]
Income Taxes [Line Items]
NOL carryforwards		4,500,000	1,900,000
NOL carryforwards expiration		Expire at various years beginning with 2026
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Tax credit carryforwards		116,000	34,000
Tax credit carryforwards expiration		Expire at various years beginning with 2026
State credit carryforwards
Income Taxes [Line Items]
NOL carryforwards		5,400,000	2,700,000
NOL carryforwards expiration		Expire at various years beginning with 2026
State credit carryforwards | Research Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Tax credit carryforwards		98,000	25,000
Foreign Tax Authority [Member]
Income Taxes [Line Items]
NOL carryforwards		$ 70,000	$ 28,000